employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
employee future benefits
Union pension plan and public service pension plan contributions	$ 3	$ 3	$ 6	$ 6
Other defined contribution pension plans	29	29	57	53
Total	$ 32	$ 32	$ 63	$ 59